Account and Financing Receivables, Net (Account and Financing Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNT AND FINANCING RECEIVABLES, NET [Abstract]
Accounts receivable	$ 77,210	$ 104,159
Financing receivables	66,858	46,238
Less: allowance for doubtful accounts and credit losses	(12,255)	(7,511)	$ (384)	$ 0
Total	$ 131,813	$ 142,886